Income Taxes (Details Narrative) (10-K)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Free Share X-Change Limited (Anguilla) [Member] | Malaysia Corporate Tax [Member] | Minimum [Member]
Statutory income tax rate	18.00%	18.00%	24.00%